Restatement of Financial Statements (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
GOOD WORKS ACQUISITION CORP [Member]
Net tangible asset threshold for redeeming Public Shares	$ 5,000,001	$ 5,000,001